Nature of Operations and Basis of Presentation	6 Months Ended
Jul. 03, 2011
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation
Nature of Operations
UFood Restaurant Group, Inc. was incorporated in the State of Nevada on February 8, 2006 as Axxent Media Corp. Prior to December 18, 2007, UFood was a development stage company headquartered in Vancouver, Canada. As Axxent Media Corp., the Company’s business was to obtain reproduction and distribution rights to foreign films within North America and also to obtain the foreign rights to North American films for reproduction and distribution to foreign countries. On August 8, 2007, the Company changed its name to UFood Franchise Company, Inc., and on September 25, 2007, changed its name to UFood Restaurant Group, Inc. (UFood or the Company). Following the Merger described below, the Company abandoned its former plans with respect to film reproduction and distribution rights.
On December 18, 2007, (the Merger Date) pursuant to the terms of an Agreement and Plan of Merger and Reorganization, a wholly-owned subsidiary of the Company merged with and into KnowFat Franchise Company, Inc. (KnowFat). Following the merger (the Merger), UFood continued KnowFat’s business operations as a franchisor and operator of fast-casual food service restaurants that capitalize on consumer demands for great tasting food with healthy attributes. As of July 3, 2011, the Company’s operations consisted of four Company-owned restaurants and four franchisee owned restaurants. On the Merger Date, each share of KnowFat common stock issued and outstanding immediately prior to the Merger was exchanged for 1.52350763 shares of UFood Common Stock. All share amounts have been adjusted to reflect the effect of the share exchange.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the rules and regulations of the Securities and Exchange Commission. They include the activity and balances of UFood and its subsidiaries but do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. The interim consolidated financial statements are unaudited; however, they include all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly UFood’s financial position at July 3, 2011, and the results of its operations and cash flows for the fiscal quarters ended July 3, 2011 and June 27, 2010. The results of operations for the fiscal quarters ended July 3, 2011 are not necessarily indicative of the results to be expected for future quarters or the full year. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes thereto for the fiscal year ended January 2, 2011 included in the Company’s Annual Report as amended by Form 10-K/A filed on May 18, 2011.
As shown in the accompanying consolidated financial statements, the Company has incurred recurring net losses and negative cash flows from operations. Over the past few years, the Company’s operations have been funded through a combination of private equity and debt financing. As of July 3, 2011, the Company had approximately $1,228,000 of unrestricted cash. Based on current trends, management believes that additional franchises will be sold within the next six months, and that the additional capital raised will be sufficient to support activities through 2011. The Company is subject to a number of risks similar to those of other companies in its industry, including dependence on key individuals, competition from substitute products, the successful attraction of franchisee, and the ability to obtain adequate additional financing necessary to fund continuing operations. The Company is currently in the process of raising additional equity capital. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.